FIXED ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2013
Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Buildings	1,181,044	1,227,249	202,727
Plant and machinery	3,787,272	3,931,239	649,394
Furniture, fixtures and office equipment	83,330	84,407	13,943
Computer software	28,107	30,710	5,073
Motor vehicles	16,778	15,557	2,571
Leasehold improvement	562	711	117

	5,097,093	5,289,873	873,825
Less: Accumulated depreciation	(990,487)	(1,413,888)	(233,558)

	4,106,606	3,875,985	640,267
Construction-in-progress	673,267	606,671	100,215

	4,779,873	4,482,656	740,482